OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING SEGMENTS
Total revenue	$ 14,847	$ 14,383
Depreciation and amortization	1,685	1,765
Selling and Marketing	6,503	7,536
Operating loss	(9,773)	(9,195)
Subscriptions
OPERATING SEGMENTS
Total revenue	9,131	8,805
SaaS-related professional services
OPERATING SEGMENTS
Total revenue	434	822
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	5,282	4,756
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	9,565	9,627
Depreciation and amortization	932	1,007
Selling and Marketing	3,918	3,415
Operating loss	(3,034)	(2,385)
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	9,131	8,805
Operating segments | Solutions | SaaS-related professional services
OPERATING SEGMENTS
Total revenue	434	822
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	5,282	4,756
Depreciation and amortization	753	758
Selling and Marketing	2,287	3,660
Operating loss	(1,592)	(3,430)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	5,282	4,756
Unallocated
OPERATING SEGMENTS
Selling and Marketing	298	461
Operating loss	$ (5,147)	$ (3,380)